REVENUE AND MAJOR CUSTOMER (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue	$ 398,151	$ 4,658,395	$ 3,484,247